Concentration (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Cash deposit at financial institutions		$ 49,668	$ 265,293
Revenue [Member] | Customer One [Member]
Concentration risk, percentage		29.00%	17.20%
Revenue [Member] | Customer Two [Member]
Concentration risk, percentage		27.20%	12.10%
Revenue [Member] | Customer Three [Member]
Concentration risk, percentage		14.10%	10.20%
Accounts Receivable [Member]
Concentration risk, percentage		96.90%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage		43.70%	24.60%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk, percentage		25.80%	17.50%
Accounts Receivable [Member] | Customer Three [Member]
Concentration risk, percentage		10.40%	15.40%
Purchase [Member] | Suppliers One [Member]
Concentration risk, percentage	24.10%	28.90%
Purchase [Member] | Suppliers Two [Member]
Concentration risk, percentage	14.80%	28.80%
Purchase [Member] | Suppliers Three [Member]
Concentration risk, percentage	10.10%